SCOUT
STOCK FUND


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.


Quarterly Report
March 31, 1997


TO THE SHAREHOLDERS

For the three months ended March 31, 1997, Scout Stock Fund earned a total return (price change and reinvested distributions) of 0.18%, in comparison with the unmanaged Standard & Poor's 500 index and the Lipper Growth Fund index, which had returns of 2.68% and -0.34%, respectively for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Following the trend of 1996, a narrow grouping of large capitalization stocks pushed the stock market upward to record levels in mid-February. Concerns about inflation, high valuations, narrowing margins, and shrinking profits began to weigh on the minds of investors, causing a market decline in the end of February. The correction accelerated with the Federal Reserve's decision to raise the Federal Funds rate 1/4 of 1% in late March, and continued through the end of the quarter. The downward price movement has been most severe in the large capitalization stocks which had previously propelled the market upward and in high-flying small capitalization stocks with astronomical price to earnings ratios.

During the first half of the quarter, Scout Stock Fund lagged the S&P 500 because of the Fund's high diversification, equal weighting, and significant cash reserve; however, as the market tumbled late in March, the defensive posture of the Fund began to reward its investors. While underweighting in technology and finance appeared to hurt the Fund's return early in the quarter, that same underweighting paid off as technology and finance stocks led the downward market correction in late March.

Many of the strong economic factors affecting the market are beginning to deteriorate; this gradual weakening is expected to be favorable for the value oriented Scout Stock Fund. The significant cash reserves in the Fund will allow us to take advantage of buying opportunities when appropriate.

We appreciate you as a valued shareholder of Scout Stock Fund and continually welcome your questions or comments.

Top 10 Equity Holdings
                                        Market          Percent
                                        Value           of Total
USX Marathan Group                  $   2,090,625       1.20%
Bristol Myers Squibb Co. 		2,006,000	1.15%
Stride Rite Corp.                       1,933,750       1.11%
Heinz H J Co.                           1,856,500       1.06%
Motorola Inc.                           1,815,000       1.04%
Nalco Chemical Co.                      1,794,000       1.03%
International Business Machine		1,715,625	0.98%
Comsat Corp.                            1,706,250       0.98%
Engelhard Corp.                         1,680,000       0.96%
Bassett Furniture Industries Inc.       1,665,000       0.95%
Top 10 Equity Holdings Total:        $ 18,262,750      10.46%

Note: All market values based on 3/31/97 statement of assets.

GRAPH -- Sector Diversification
(Percent of Equity Holdings)


Sincerely,



/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 77.86%
Basic Materials - 10.73
        85,000  Brush Wellman, Inc.                             1,540,625
	25,000	Carpenter Technology Corp. 			956,250
        12,000  Corning Inc.                                    532,500
	65,000	Cyprus Amax Minerals Co. 			1,543,750
        25,000  Eastman Chemical Co.                            1,343,750
        80,000  Engelhard Corp.                                 1,680,000
        10,000  Georgia Pacific Corp.                           725,000
	35,000	International Paper Co. 			1,360,625
	35,000	Mallinckrodt Group, Inc. 			1,439,375
        48,000  Nalco Chemical Co.                              1,794,000
        15,000  Rohm & Haas Co.                                 1,123,125
        35,000  Union Camp Corp.                                1,649,375
        35,000  Weyerhaeuser Co.                                1,561,875
	75,000	Worthington Industries, Inc. 			1,434,375
                                                               18,684,625
Capital Goods - 5.90%
        50,000  Browning Ferris Industries, Inc.                1,443,750
       120,000 Calgon Carbon Corp.                              1,320,000
	33,000	Cooper Industries, Inc. 			1,431,375
        10,000  Deere & Co.                                       435,000
         2,500   Fluor Corp.                                      131,250
        60,000  Giddings & Lewis, Inc.                            892,500
        15,000  Grainger (W.W.), Inc.                           1,110,000
        40,000  Snap-On, Inc.                                   1,550,000
        40,000  TRINOVA Corp.                                   1,340,000
        20,000  WMX Technologies Inc.                             612,500
                                                               10,266,375
Consumer Cyclical - 16.38%
         9,200   AC Nielson Corp.                                 138,000
        50,000  ADT, Ltd.                                       1,250,000
	50,000	American Greetings Corp. 			1,596,875
        71,375  Bassett Furniture Industries, Inc.              1,713,000
        20,000  Black & Decker Corp.                              642,500
        40,000  Block (H&R), Inc.                               1,175,000
        40,000  Brown Group, Inc.                                 665,000
        40,000  Cognizant Corp.                                 1,165,000
        40,000  Dillards Dept. Stores, Inc., Cl A               1,260,000
	45,000	Donnelley (R.R.) & Sons Co. 			1,569,375
        28,000  Dun & Bradstreet                                  710,500
        15,000  Ford Motor Co,                                    470,625
        12,000  Gannett Co., Inc.                               1,030,500
        25,000  General Motors Corp.                            1,384,375
        25,000  Genuine Parts Co.                               1,165,625
        40,000  Hillenbrand Industries, Inc.                    1,595,000
        50,000  Limited (The) Inc.                                918,750
        40,000  Masco Corp.                                     1,430,000
        10,000  May Department Stores Co.                         455,000
        15,000  Media General Inc., Class A                       425,625
        25,000  Mercantile Stores Co., Inc.                     1,159,375
        25,000  Penney (J.C.) & Co., Inc.                       1,190,625
        25,000  Readers Digest Assc. `A'                          718,750
        75,000  Sensormatic Electronics Corp.                   1,265,625
         7,500  Service Corp. International                       223,125
       130,000  Stride Rite Corp.                               1,950,000
         7,500  TJX Companies, Inc.                               320,625
        20,000  Toys `R' Us, Inc.                                 560,000
        20,000  US West Media Group                               372,500
                                                               28,521,375
Consumer Staples - 13.06%
        15,000  Abbott Laboratories                               841,875
        60,000  Alza Corp.                                      1,650,000
        12,000  American Home Products Corp.                      720,000
	93,000	Archer-Daniels-Midland Co. 			1,662,375
        45,000  Bard (C.R.), Inc.                               1,282,500
       115,000  Bob Evans Farms, Inc.                           1,581,250
       100,000  Brinker International                           1,262,500
	34,000	Bristol-Myers Squibb Co. 			2,006,000
         4,500  Covance Inc.                                       72,562
        70,000  Darden Restaurants, Inc.                          551,250
         2,500  Eastman Kodak Company                             189,687
        47,000  Heinz H.J. Co.                                  1,856,500
	38,000	International Flavors
                 & Fragrances, Inc.                             1,662,500
         6,500  Kimberly Clark Corp.                              645,938
        95,000  Lance, Inc.                                     1,710,000
        20,000  Merck & Co., Inc.                               1,685,000
	75,000	Mylan Laboratories Inc. 			1,096,875
         2,250  Quest Diagnostics Inc.                             33,469
        60,000  Rubbermaid, Inc.                                1,492,500
        85,000  Transitional Hospitals Corp.                      733,125
                                                               22,735,906
Energy - 8.10%
        12,000  Amoco Corp.                                     1,039,500
        10,000  Atlantic Richfield Co.                          1,350,000
        34,000  Baker Hughes, Inc.                              1,304,750
	40,000	Dresser Industries, Inc. 		 	1,210,000
        15,000  Halliburton Co.                                 1,016,250
        25,000  Kerr-McGee Corp.                                1,546,875
        10,000  Louisiana Land
                 & Exploration Co.                                473,750
	75,000	Mitchell Energy
                 & Development                                  1,518,750
        25,000  Phillips Petroleum Co.                          1,021,875
         8,000  Schlumberger, Ltd.                                858,000
        25,000  Union Pacific Resources
                 Group Inc.                                       668,750
        75,000  USX-Marathon Group                              2,090,625
                                                               14,099,125
Financial - 1.31%
         7,000  AON Corp.                                         428,750
        15,000  First Chicago NBD Corp.                           811,875
        25,000  Liberty Corp. S.C.                              1,050,000
                                                                2,290,625
Technology - 6.04%
         6,300  AMP, Inc.                                         216,562
        50,000  Apple Computer, Inc.                              912,500
        35,000  Digital Equipment Corp.                           958,125
	12,500	International Business
                Machines Corp.                                  1,717,188
         8,000  Lucent Technologies Inc.                          422,000
        30,000  Motorola, Inc.                                  1,811,250
        60,000  Novell, Inc.                                      570,000
        20,000  Perkin-Elmer Corp.                              1,287,500
       100,000  Tandem Computers, Inc.                          1,187,500
        20,000  Telxon Corp.                                      305,000
	15,000	Texas Instruments, Inc. 			1,123,125
                                                               10,510,750
Transportation & Services - 2.69%
         8,000  CSX Corp.                                         372,000
        30,000  Caliber Systems, Inc.                             795,000
        20,000  Consolidated Freightways Corp.                    237,500
	50,000	Consolidated Freightways Inc. 			1,356,250
         5,000  Norfolk Southern Corp.                            426,250
         8,000  Roadway Express Inc.                              155,000
        35,000  Southwest Airlines Co.                            774,375
        10,000  Union Pacific Corp.                               567,500
                                                                4,683,875
Utilities - 13.65%
        28,000  AT&T Corp.                                        973,000
        20,000  Bell Atlantic Corp.                             1,217,500
        35,000  Bell South Corp.                                1,478,750
	50,000	Central & South West Corp. 			1,068,750
        70,000  Comsat Corp.                                    1,706,250
	40,000	Dominion Resources Inc. VA 			1,455,000
        60,000  Entergy Corp.                                   1,470,000
        50,000  Florida Progress Corp.                          1,518,750
         7,500  FPL Group Inc.                                    330,938
        54,000  Mapco, Inc.                                     1,674,000
        75,000  Niagara Mohawk Power Corp.                        637,500
        40,000  Pacific Telesis Group                           1,510,000
        18,000  Panenergy Corp.                                   776,250
        15,000  SBC Communications Inc.                           789,375
        50,000  Scana Corp.                                     1,268,750
        40,000  Texas Utilities Co.                             1,370,000
	40,000	U. S. West Communication
                 Group                                          1,360,000
        65,000  Unicom Corporation                              1,267,500
        45,000  Union Electric Co.                              1,659,375
        10,000  Wisconsin Energy Corp.                            245,000
                                                               23,776,688
TOTAL COMMON STOCKS - 77.86%                                  135,569,344
CONVERTIBLE PREFERRED STOCK - 0.20%
	10,000	Unisys Corp.
                 ($3.75 Cm. Cv. A Pfd.)                           356,250


        Face                                                    Market
        Amount  Description                                     Value

CONVERTIBLE CORPORATE BONDS - 1.51%
$      300,000  Computervision Corp.,
			Cv. Sub. Deb., 8.00%,
                        due December 1, 2009                      261,000
     1,000,000  Masco Corp.,
			Cv. Sub. Deb., 5.25%,
                        due February 15, 2012                     985,000
       500,000  Telxon Corp.,
			Cv. Sub. Deb., 7.50%,
                        due June 1, 2012                          485,000
     1,200,000  WMX Technologies, Inc.,
			Cv. Sub. Notes, 2.00%,
                        due January 24, 2005                      891,250
TOTAL CONVERTIBLE
CORPORATE BONDS - 1.51%                                         2,622,250

SHORT-TERM CORPORATE NOTES - 14.33%
     1,500,000  Ameritech Corp.,
                        5.22%, due April 2, 1997                1,499,565
     1,000,000  Archer-Daniels-Midland Co.,
                        5.28%, due April 3, 1997                  999,560
     1,000,000  Armstrong World Industries,
                        5.24%, due April 4, 1997                  999,418
     1,500,000  BellSouth Telecommunications,
                        5.21%, due April 2, 1997                1,499,566
     1,500,000  Campbell Soup Co.,
                        5.25%, due April 25, 1997               1,494,531
     1,000,000  Chevron Oil Finance Co.,
                        5.53%, due April 9, 1997                  998,617
     1,000,000  Engelhard Corp.,
                        5.47%, due April 21, 1997                 996,809
     1,000,000  Gannett Inc.,
                        5.28%, due April 4, 1997                  999,413
     1,500,000  General Mills Inc.,
                        5.32%, due April 18, 1997               1,496,010
     1,000,000  General Re Corp.,
                        5.53%, due April 25, 1997                 996,160
SHORT-TERM CORPORATE NOTES (Continued)
     1,500,000  Gillette Co.,
                        5.27%, due April 10, 1997               1,497,804
     1,000,000  Hershey Foods Corp.,
                        5.30%, due May 2, 1997                    995,289
     1,000,000  Marsh & McLennan Cos. Inc.,
                        5.65%, due April 15, 1997                 997,646
     1,000,000  Marsh & McLennan Cos. Inc.,
                        5.60%, due April 28, 1997                 995,644
     1,000,000  Monsanto Co.,
                        5.32%, due May 9, 1997                    994,237
     1,500,000  Nalco Chemical Co.,
                        5.35%, due April 17, 1997               1,496,210
     1,000,000  Penney (J.C.) Funding Corp.,
                        5.31%, due April 18, 1997                 997,345
     1,500,000  Pepsico Inc.,
                        5.27%, due April 9, 1997                1,498,024
     1,500,000  Southwestern Bell Telephone,
                        5.23%, due April 21, 1997               1,495,424
     1,000,000  Wisconsin Electric Power Co.,
                        5.50%, due April 11, 1997                 998,319
     1,000,000  Xerox Corp.,
                        5.30%, due April 14, 1997                 997,939
TOTAL SHORT-TERM
CORPORATE NOTES - 14.33%                                       24,943,530

GOVERNMENT SPONSORED ENTERPRISES - 6.27%
     2,000,000   Federal Home Loan Mortgage Corp.
			Discount Notes, 5.255%,
			due May 2, 1997 			1,990,658
     2,000,000  Federal Home Loan Mortgage Corp.
			Discount Notes, 5.285%,
			due June 13, 1997 			1,978,273
     1,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.225%,
                        due April 3, 1997                         999,565
     1,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.16%,
                        due April 18, 1997                        997,420
     1,500,000  Federal National Mortgage Assn.
			Discount Notes, 5.29%,
                        due April 30, 1997                      1,493,388
     2,000,000  Federal National Mortgage Assn.
			Discount Notes, 5.24%,
			due May 29, 1997 			1,982,824
     1,500,000  Federal National Mortgage Assn.
			Discount Notes, 5.25%,
			due July 7, 1997 			1,478,562
TOTAL GOVERNMENT SPONSORED
ENTERPRISES - 6.27%                                            10,920,690

REPURCHASE AGREEMENT - 0.33%
       570,000  Northern Trust Co.,
			6.20%, due April 1, 1997
			(Collateralized by U.S.
			Treasury Notes, 6.50%,
                        due May 15, 1997)                        570,000
TOTAL INVESTMENTS - 100.50%                               $  174,982,064
Other assets less liabilities - (0.50%)                        (872,148)
TOTAL NET ASSETS - 100.00%
	(equivalent to $17.00 per share;
	20,000,000 shares of $1.00 par
	value capital shares authorized;
        10,243,506 shares outstanding)                    $  174,109,916


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on March 31, 1997, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.


This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862